Earnings per share - Potential Dilutive Securities (Details) - shares	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Earnings per share [abstract]
Share Options and Stock Units	3,474,322	2,017,355	1,874,830